Themes Global Systemically Important Banks ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 81.7%(a)
Agricultural Bank of China Ltd. - Class H	621,890	$443,644
Banco Santander SA - ADR	57,398	476,403
Bank of America Corp.	9,756	461,654
Bank of China Ltd. - Class H	760,081	441,528
Bank of Communications Co. Ltd. - Class H	476,633	443,241
Barclays PLC - ADR	25,232	469,063
BNP Paribas SA - ADR	10,487	473,383
China Construction Bank Corp. - Class H	442,753	446,704
Citigroup, Inc.	5,492	467,479
Credit Agricole SA	25,029	473,644
Deutsche Bank AG	15,493	453,635
HSBC Holdings PLC - ADR	7,654	465,287
Industrial & Commercial Bank of China Ltd. - ADR	28,350	445,662
ING Groep NV - ADR	21,557	471,452
JPMorgan Chase & Co.	1,607	465,885
Mitsubishi UFJ Financial Group, Inc. - ADR	33,522	459,922
Mizuho Financial Group, Inc. - ADR	82,692	459,768
Royal Bank of Canada	3,577	470,554
Societe Generale SA	8,281	473,587
Standard Chartered PLC - ADR	14,178	470,993
Sumitomo Mitsui Financial Group, Inc. - ADR	30,437	459,903
Toronto-Dominion Bank	6,365	467,509
Wells Fargo & Co.	5,796	464,376
		10,625,276

Financial Services - 18.1%
Bank of New York Mellon Corp.	5,132	467,577
Goldman Sachs Group, Inc.	670	474,192
Morgan Stanley	3,320	467,655
State Street Corp.	4,389	466,726
UBS Group AG	14,074	475,983
		2,352,133
TOTAL COMMON STOCKS (Cost $11,975,327)		12,977,409

SHORT-TERM INVESTMENTS - 2.5%		Value
Money Market Funds - 2.5%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (b)	325,035	325,035
TOTAL SHORT-TERM INVESTMENTS (Cost $325,035)		325,035

TOTAL INVESTMENTS - 102.3% (Cost $12,300,362)		13,302,444
Liabilities in Excess of Other Assets - (2.3)%		(298,389)
TOTAL NET ASSETS - 100.0%		$13,004,055
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Global Systemically Important Banks ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	12,977,409	–	–	12,977,409
Money Market Funds	325,035	–	–	325,035
Total Investments	13,302,444	–	–	13,302,444

Refer to the Schedule of Investments for further disaggregation of investment categories.